Document and Entity Information	6 Months Ended
Jun. 29, 2014
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Jun. 29, 2014
Trading Symbol	NEWM
Entity Registrant Name	New Media Investment Group Inc.
Entity Central Index Key	0001579684
Entity Filer Category	Non-accelerated Filer